INVESTMENTS IN TRADING SECURITIES - Schedule of Fair Value Carrying Value of Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Total investments	$ 2,345,984	$ 887,143	$ 471,723
Marketable Equity Securities - Level 1 [Member]
Schedule of Investments [Line Items]
Total investments	2,345,984		471,723
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Total investments	1,866,989	656,053	393,556
Marketable Debt Securities - Level 2 [Member]
Schedule of Investments [Line Items]
Total investments	0		0
Marketable Debt Securities - Level 2 [Member] | Corporate bonds [Member]
Schedule of Investments [Line Items]
Total investments	101,437	0	0
Non-Marketable Equity Securities - Level 3 [Member]
Schedule of Investments [Line Items]
Total investments	0		0
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Total investments	$ 377,558	$ 231,090	$ 78,167